GOING CONCERN CONSIDERATIONS	1 Months Ended
Mar. 18, 2022
GOING CONCERN CONSIDERATIONS
GOING CONCERN CONSIDERATIONS

NOTE 2 – GOING CONCERN CONSIDERATIONS

The Corporation is subject to a number of risks, including the successful development and marketing of its technologies the ability to raise financing to pursue the development of its operations. The Corporation depends on private placements and other types of financing as well as collaboration agreements, to fund its operations, achieve its business plan and the realization of its assets and liabilities in the normal course of operations.

The failure of the two Phase 3 studies of NX-1207 for BPH materially affects the Corporation’s current ability to fund its operations, meet its cash flow requirements, realize its assets and discharge its obligations.

For the year ended December 31, 2022, the Company incurred net losses of USD 6.6 million and used the net cash in operating activities of USD 5.2 million. As of December 31, 2022, the accumulated deficit amounted to USD 199 million.

The accompanying financial statements have been prepared assuming that the Company will continue as going concern. The Company has suffered recurring losses from operations, has shareholders’ deficit and negative working capital that raise substantial doubt about its ability to continue as a going concern.

Management believes that current cash balances as of December 31, 2022, will not be sufficient to finance all of its planned business operations and research and development programs over the next year. However, the Corporation’s primary sources of financing since 2003 has been the Common Stock Private Purchase Agreement. If necessary, the Corporation intends to seek additional equity or finance through the existing private placements and/or other sources of capital in order to fund these operations and activities over the next year.

Considering recent developments and the need for additional financing, there exists a material uncertainty that casts substantial doubt about the Corporation’s ability to continue as a going concern. These financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate. If the going concern assumption is not appropriate, then adjustments may be necessary to the carrying value and classification of assets and liabilities and reported results of operations and such adjustments could be material.